UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2000

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):[ ] is a restatement.
                                [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:   Ken Roberts Investment Management Inc.
Address:601 W. Riverside Ave., Suite 1670
        Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Kenneth M. Roberts
Title:  President, Chief Investment Officer
Phone:  509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       April 28, 2000

Report Type (Check only one):

[X]     13F HOLDING REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

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FORM 13F INFORMATION TABLE

                Title of                    Value          Invstmt Voting Aut
Name of Issuer   Class   CUSIP             (x$1000) Shares Dscretn   None

3Com Corp.        Com   885535104              6519  117200  Sole    117200
Actel Corp.       Com   004934105              9943  278600  Sole    278600
Advanced Polymer
Systems Inc.      Com   00754G102               243   48500  Sole     48500
Alaska Air Group  Com   011659109              4894  162775  Sole    162775
American Express  Com   025816109               347    2331  Sole      2331
Anadarko Petrol   Com   032511107              3901  100825  Sole    100825
Autozone          Com   053332102              4855  174940  Sole    174940
Bank of America   Com   060505104              3158   60218  Sole     60218
Bristol Myers Sq  Com   110122108               229    3952  Sole      3952
Build. Materials
Holding Corp.     Com   120113105               609   67225  Sole     67225
Cardinal Health   Com   14149Y108              4044   88150  Sole     88150
Cascade Nat. Gas  Com   147339105               460   28500  Sole     28500
Chevron Corp.     Com   166751107               415    4488  Sole      4488
Citigroup         Com   172967101              4952   82707  Sole     82707
EEX Corp.         Com   26842V108               391  115750  Sole    115750
Emerson Electric  Com   291011104              2685   50545  Sole     50545
Equity Oil        Com   294749106                98   64100  Sole     64100
Exxon Mobile      Com   30231G102               444    5698  Sole      5698
FLIR Systems      Com   302445101               578   62950  Sole     62950
First Indus.
Realty Trust      Com   32054K103               644   23650  Sole     23650
First Savings
Bank of WA.       Com   33748T104              1396   76476  Sole     76476
GTE Corp.         Com   362320103               215    3025  Sole      3025
General Electric  Com   369604103              1296    8330  Sole      8330
Halliburton       Com   406216101              3621   88049  Sole     88049
Hartford Steam
Boiler Insp.      Com   40428N109               349   12050  Sole     12050
HealthSouth       Com   421924101              2587  454900  Sole    454900
Home Properties
of N.Y.           Com   437306103               696   26000  Sole     26000
ICOS Corp.        Com   449295104              1030   28524  Sole     28524
Ikon Office Sol.  Com   451713101                93   15000  Sole     15000
Intel Corp.       Com   458140100              9686   73410  Sole     73410
IBM               Com   459200101              2873   24348  Sole     24348
Interwest Banc.   Com   460931108               238   17310  Sole     17310
JP Realty         Com   46624A106               968   54350  Sole     54350
Kaneb Services    Com   484170105               567  103150  Sole    103150
Kemper Interm.
Gov't Trust       Com   488413105               444   70300  Sole     70300
Keycorp           Com   493267108              1387   72975  Sole     72975
Keytronic         Com   493144109               715  220150  Sole    220150
Klamath First
Bancorp           Com   49842P103               111   10600  Sole     10600
LTV Corp.         Com   501921100              2362  662875  Sole    662875
Liberty Allstar
Equity Fund       Com   530158104               734   65644  Sole     65644
Mentor Graphics   Com   587200106              1886  124675  Sole    124675
Merck & Co.       Com   589331107               303    4879  Sole      4879
Microsoft         Com   594918104             19221  180908  Sole    180908
NCH Corp.         Com   628850109               335    7400  Sole      7400
Nordstrom         Com   655664100              6869  232850  Sole    232850
Office Depot      Com   676220106              5851  506000  Sole    506000
Officemax         Com   67622M108              5733  881925  Sole    881925
Oracle Corp.      Com   68389X105              6522   83550  Sole     83550
Pfizer Inc.       Com   717081103               209    5710  Sole      5710
Plum Creek Timb.  Com   729251108              1442   58550  Sole     58550
Putnam Master
Interm. Inc. Tr.  Com   746909100               318   54756  Sole     54756
Qualcomm          Com   747525103             11891   79640  Sole     79640
Rouse Co.         Com   779273101               816   38650  Sole     38650
Safeco            Com   786429100              2872  108120  Sole    108120
Semitool          Com   816909105               497   27300  Sole     27300
Shurgard Storage  Com   82567D104              2687  102835  Sole    102835
Starbucks         Com   855244109             10643  237490  Sole    237490
Starwood Finl.    Com   85569R104              1371   77781  Sole     77781
Sterling Finl.    Com   859319105              1048  104785  Sole    104785
Sun Microsystems  Com   866810104               220    2350  Sole      2350
Supervalu         Com   868536103              1729   91300  Sole     91300
Tenet Healthcare  Com   88033G100              5519  237385  Sole    237385
US Bancorp        Com   902973106              2895  132334  Sole    132334
Umpqua Holdings   Com   904214103               309   48450  Sole     48450
Union Pacific     Com   907818108              4708  120325  Sole    120325
Unum Corp.        Com   91529Y106              2157  127325  Sole    127325
Wal-Mart          Com   931142103             10474  185373  Sole    185373
Washington Fed.
Savings & Loan    Com   938824109              1339   70230  Sole     70230
Washington Mut.
Savings Bank      Com   939322103              9200  347170  Sole    347170
Wendy's Intl Inc  Com   950590109              4432  219550  Sole    219550
Western Prop. Tr  Com   959261108              1317  128490  Sole    128490
Weyerhauser       Com   962166104              5175   90787  Sole     90787
Wolverine World
Wide              Com   978097103              3487  317000  Sole    317000


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:   73

Form 13F Information Table Value $     214,252